Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2017-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08/31/2019

A.	DATES	Begin	End	# days

1	Payment Date		9/16/2019
2	Collection Period	8/1/2019	8/31/2019	31
3	Monthly Interest Period-Actual	8/15/2019	9/15/2019	32
4	Monthly Interest - Scheduled	8/15/2019	9/14/2019	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	83,000,000.00	0.00	-	-	-	-	0.0000000
6	Class A-2 Notes	260,000,000.00	0.00	-	-	-	-	0.0000000
7	Class A-3 Notes	255,000,000.00	118,262,954.24	-	-	47,170,717.50	71,092,236.74	0.2787931
8	Class A-4 Notes	76,029,000.00	76,029,000.00	-	-	-	76,029,000.00	1.0000000
9	Total Class A Notes	674,029,000.00	194,291,954.24	-	-	47,170,717.50	147,121,236.74
10	Class B Notes	30,181,000.00	30,181,000.00	-	-	-	30,181,000.00	1.0000000

11	Total Notes	$704,210,000.00	224,472,954.24	$0.00	$0.00	$47,170,717.50	177,302,236.74

	Overcollateralization
12	Exchange Note	20,120,476.71	13,485,863.36				11,599,034.66
13	Series 2017-A Notes	80,481,164.08	99,187,766.35				101,074,595.05

14	Total Overcollateralization	100,601,640.79	112,673,629.71				112,673,629.71
15	Total Target Overcollateralization	$112,673,629.71	112,673,629.71				112,673,629.71

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes		0.87000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		1.68000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes		2.13000%	209,916.74	0.8232029	47,170,717.50	184.9832059	0.00
19	Class A-4 Notes		2.32000%	146,989.40	1.9333333	0.00	0.0000000	0.00
20	Total Class A Notes			356,906.14	0.5295115	47,170,717.50	69.9832166	0.00
21	Class B Notes		2.48000%	62,374.07	2.0666668	0.00	0.0000000	0.00

22	Totals			419,280.21	0.5953909	47,170,717.50	66.9838791	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	784,691,164.08	323,660,720.59	278,376,831.79

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	5.50%	5.50%
25	Aggregate Securitization Value	804,811,640.79	289,975,866.45
26	Aggregate Base Residual Value (Not Discounted)	550,037,251.21	272,303,086.76

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	3,728	15,771,374.32
28	Turn-in Ratio on Scheduled Terminations			65.58%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	18,589	337,146,583.95
30	Depreciation/Payments		(3,443,523.15)
31	Gross Credit Losses	(56)	(974,991.10)
32	Early Terminations — Regular	(2)	(40,370.55)
33	Scheduled Terminations — Returned	(2,061)	(31,630,428.19)
34	Payoff Units & Lease Reversals	(547)	(11,081,404.51)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	15,923	289,975,866.45

World Omni Automobile Lease Securitization Trust 2017-A	PAGE 2

MONTHLY SERVICER CERTIFICATE

For the collection period ended 08/31/2019

C.	SERVICING FEE

37	Servicing Fee Due	280,955.49

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(37,129.33)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,024,058.20
41	Beginning Reserve Account Balance	4,024,058.20
42	Ending Reserve Account Balance	4,024,058.20

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	13,761	98.48%	256,357,683.13
44	31 - 60 Days Delinquent	131	0.94%	2,610,456.08
45	61 - 90 Days Delinquent	70	0.50%	1,353,579.23
46	91 -120 Days Delinquent	11	0.08%	201,451.11
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	13,973	100.00%	260,523,169.55

49	Total 61+ Delinquent as % End of Period Securitization Value				0.54%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				1.35%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,063	31,670,798.74
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(34,948,468.78)
54	Less: Excess Wear and Tear Received in Current Period		(170,474.30)
55	Less: Excess Mileage Received in Current Period		(149,970.72)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(3,598,115.06)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-12.81%
58	Prior Period Net Residual Losses/(Gains) Ratio		-9.40%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-4.13%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-2.54%
61	Four Month Average		-7.22%

62	Beginning Cumulative Net Residual Losses		(5,457,736.82)
63	Current Period Net Residual Losses		(3,598,115.06)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(9,055,851.88)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.13%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	56	974,991.10
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(808,629.89)

68	Current Period Net Credit Losses/(Gains)		166,361.21

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.59%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.25%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.45%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.16%
73	Four Month Average		0.36%

74	Beginning Cumulative Net Credit Losses		6,466,263.21
75	Current Period Net Credit Losses		166,361.21

76	Ending Cumulative Net Credit Losses		6,632,624.42

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.82%

World Omni Automobile Lease Securitization Trust 2017-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08/31/2019

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	5,330,869.91
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	35,231,961.60
80	Liquidation Proceeds, Recoveries & Expenses	678,737.58
81	Insurance Proceeds	129,892.31
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	36,952.20
83	Payoff Payments	12,456,555.34
84	All Other Payments Received	-

85	Collected Amounts	53,864,968.94

86	Investment Earnings on Collection Account	90,406.13

87	Total Collected Amounts - Available for Distribution	53,955,375.07

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	280,955.49
89	Interest on the Exchange Note - to the Trust Collection Account	668,898.82
90	Principal on the Exchange Note - to the Trust Collection Account	45,283,888.80
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	6,351,329.59
92	Remaining Funds Payable to Trust Collection Account	1,370,302.37

93	Total Distributions	53,955,375.07

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	53,674,419.58

95	Investment Earnings on Reserve Account	7,525.77

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	53,681,945.35

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	14,047.77
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	356,906.14
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	62,374.07
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	47,170,717.50
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	6,077,899.87

108	Total Distributions	53,681,945.35